Related Party Transactions - Amounts of due from and due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
China Mobile
Amounts due from related parties:
Amounts due from related parties	¥ 2,057	¥ 3,834
Amounts due to related parties:
Amounts due to related parties	8	8
Non US listed part of the Phoenix TV Group
Amounts due from related parties:
Amounts due from related parties	71,262	53,611
Amounts due to related parties:
Amounts due to related parties	20,316	20,793
Fengyi Technology
Amounts due from related parties:
Amounts due from related parties	3,085
Amounts due to related parties:
Amounts due to related parties	4,003	1,369
Related Party
Amounts due from related parties:
Amounts due from related parties	76,404	57,445
Amounts due to related parties:
Amounts due to related parties	¥ 24,327	¥ 22,170